Inventory (Details) - Schedule of Inventory Net Comprised - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Inventory Net Comprised [Abstract]
Finished goods	$ 955,453	$ 628,187
Total, net	$ 955,453	$ 628,187